Average Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2020 Fund	Sep. 08, 2023
Fidelity Freedom 2020 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(16.03%)
Past 5 years	3.14%
Since Inception	3.82%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.16%	[1]
F0202
Average Annual Return:
Past 1 year	(15.86%)
Past 5 years	3.29%
Since Inception	3.98%	[1]

[1]	AFrom July 20, 2017.